SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Share-based Compensation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based compensation
Amounts recognized as expenses	$ 315,000	$ 10,100	$ 17,900
Total	314,973	10,077	17,908
Property, plant and equipment, net
Share-based compensation
Amounts capitalized as part of an asset	5,383
Inventories
Share-based compensation
Amounts capitalized as part of an asset	2,143
Selling, general and administrative expenses
Share-based compensation
Amounts recognized as expenses	299,346	8,389	15,929
Cost of revenues
Share-based compensation
Amounts recognized as expenses	7,739	1,586	1,857
Research and development expenses
Share-based compensation
Amounts recognized as expenses	$ 362	$ 102	$ 122